Tradr 2X Long DASH Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,645,638
TOTAL NET ASSETS — 100.0%	$1,645,638

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Doordash, Inc.	Receive	5.40% (OBFR01* + 175bps)	At Maturity	11/25/2026	$2,816,651	$-	$119,188
Marex	Doordash, Inc.	Receive	6.65% (OBFR01* + 300bps)	At Maturity	1/11/2027	209,960	-	5,024
TOTAL EQUITY SWAP CONTRACTS								$124,212

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.